united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-24001

83 Investment Group Income Fund
(Exact name of registrant as specified in charter)

27200 Agoura Road Calabasas CA	91301
(Address of principal executive offices)	(Zip code)

Meghan Pinchuk, M83 Investment Group, LLC
27200 Agoura Road	Calabasas, CA	91301
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(818) 222-4727

Date of fiscal year end:	9/30

Date of reporting period:	9/30/2025

Item 1. Reports to Stockholders.

(a)

83 Investment Group Income Fund

Annual Report

September 30, 2025

INVESTOR INFORMATION: (833) 701-4393

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of 83 Investment Group Income Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA

Letter to Shareholders

September 30, 2025

It is our pleasure to update our shareholders on the continued progress with 83 Investment Group Income Fund (the “Fund”) for the nine-month period ended September 30, 2025.

The Fund returned 6.77% for the nine-month period ended September 30, 2025, which slightly underperformed the Bloomberg U.S. Corporate High Yield Index, which returned 7.22% but compared favorably to the Bloomberg U.S. Aggregate Bond Index, which returned 6.13% for the same period of time.

As always, our goal is to create a portfolio of private loans that we believe will be resilient in the face of economic downturns or traditional market volatility. There were a number of headlines recently highlighting some challenges in the private credit market related to higher leverage, tighter spreads and a few individual credit issues. This trend of heightened risk and lower returns has been building over the past few years as large funds compete more fiercely to put their growing capital to work. We take a different approach and continue to focus on smaller, niche managers that lend to companies with real assets backing their loans or that lend in necessity-based industries. In addition, we favor managers that emphasize structural controls and oversights that allow them to monitor and adjust deals in real time to protect investors. We believe these niche areas of private credit should be less susceptible to economic forces.

Fund assets grew meaningfully during this period from $111.5M on September 30, 2024 to $191M invested on September 30, 2025. However, we are only taking in new dollars as we are able to deploy them into high conviction strategies that meet our mandate. To deploy these new dollars, the Fund added 9 new investments (6 funds and 3 loan participations) in this fiscal year. The Fund also exited one smaller loan participation when that loan paid off.

Our pipeline for new managers remains robust, with our current diligence being focused on additional asset-based and specialty finance lending opportunities, equipment leasing and lending to law firms. We expect to add several new strategies in the coming quarters. As we’ve grown the Fund’s assets, we’ve also been able to add to some of our core asset-based lending strategies. We will continue to take in new investor dollars in a measured, thoughtful way as we find attractive opportunities to deploy capital.

As always, thank you for your continued confidence and support.

Sincerely,

83 Investment Group Income Fund

83 Investment Group Income Fund

PORTFOLIO REVIEW (Unaudited)

September 30, 2025

The Fund’s performance compared to its benchmarks for the periods ended September 30, 2025:

	Nine	One	Inception**** through
	Months	Year****	September 30, 2025
83 Investment Group Income Fund - Class I*	6.77%	9.74%	10.15%
Bloomberg U.S Aggregate Bond Index**	6.13%	2.88%	5.43%
Bloomberg U.S. Corporate High Yield Bond Index***	7.22%	7.41%	9.29%

*	The performance data quoted here represents past performance, including past performance of the Predecessor Fund, M83 Income Fund, LLC (see Note 1). Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. The Adviser voluntarily waived a portion of its advisory fee for the periods shown, and total return would have been lower without such voluntary waiver (see note 7). For performance information current to the most recent quarter-end, please call toll-free 833-701-4393.

**	The Bloomberg U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the Index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The Index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in the U.S. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

***	The Bloomberg U.S. Corporate High Yield Bond Index is a market value-weighted index which covers the U.S. non-investment grade fixed- rate debt market. Investors cannot invest directly in an index or benchmark.

****	Inception date of the Predecessor Fund was April 1, 2024. Commencement of operations for the Fund was January 2, 2025, following the reorganization of the Predecessor Fund, M83 Income Fund, LLC, with and into the Fund, which was effective as of close of business on December 31, 2024 (see Note 1).

Comparison of the Change in Value of a $50,000 Investment

Portfolio Composition as of September 30, 2025:

Compositions	Percentage of Net Assets
Private Funds	81.1%
Closed End Funds	6.6%
Open End Funds	5.7%
Loan Participations	4.1%
Money Market Funds	1.9%
Warrant	0.0%*
Other Assets in Excess of Liabilities	0.6%
100.0%

*	Percentage rounds to less than 0.1%

Please refer to the Schedule of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

83 INVESTMENT GROUP INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

Shares		Fair Value
	CLOSED END FUNDS — 6.6%
	FIXED INCOME - 6.6%
1,028,758	Blue Owl Alternative Credit Fund	$10,458,424
197,248	Cliffwater Corporate Lending Fund	2,124,364

	TOTAL CLOSED END FUNDS (Cost $12,113,935)	12,582,788

Shares
	OPEN END FUNDS — 5.7%
	FIXED INCOME - 5.7%
452,838	Angel Oak UltraShort Income Fund, Institutional Class	4,474,044
318,007	CrossingBridge Ultra-Short Duration Fund, Institutional Class	3,172,338
364,041	RiverPark Strategic Income Fund, Institutional Class	3,172,655
		10,819,037

	TOTAL OPEN END FUNDS (Cost $10,791,896)	10,819,037

Shares
	PRIVATE INVESTMENT FUNDS(a)(b) — 81.1%
	FINANCIALS - 81.1%
N/A	Callodine Perpetual ABL Fund L.P.	33,074,870
N/A	Clear Haven Ultra Short IG Bond Fund, L.P.	8,128,803
N/A	Equal Access Justice Fund L.P.	20,584,758
N/A	Evolution Credit Partners	14,430,000
N/A	MEP Evergreen Fund, L.P.	6,139,368
N/A	Proterra Credit Fund 2 (Feeder), L.P.	12,027,569
N/A	Rivonia Road Fund L.P.	6,330,443
N/A	Symbiotic Capital Life Science Credit Fund, L.P.	6,110,451
N/A	Whitehawk Evergreen Fund, L.P.	48,354,495
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $151,938,095)	155,180,757

See accompanying notes which are an integral part of these financial statements.

83 INVESTMENT GROUP INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	LOAN PARTICIPATIONS(b) — 4.1%
	HEALTH CARE — 1.1%
2,000,000	Nephron Pharmaceuticals LLC (WhiteHawk Evergreen Fund, L.P.) SOFR + 9.20%		13.4910	12/30/27	$1,990,000

	INDUSTRIALS — 2.1%
2,000,000	C3 Rentals, Inc. (WhiteHawk Evergreen Fund, L.P.) SOFR + 8.00%		12.2800	04/22/27	2,010,000
1,997,568	West Side Transport, Inc. (WhiteHawk Evergreen Fund, L.P.) SOFR + 9.00%		13.2800	08/02/27	2,097,446
					4,107,446
	TECHNOLOGY — 0.9%
1,811,335	Boxlight Corporation (WhiteHawk Evergreen Fund, L.P.) SOFR + 10.75%		17.7920	09/30/26	1,775,108

	TOTAL LOAN PARTICIPATIONS (Cost $7,748,012)				7,872,554

Shares		Expiration Date	Exercise Price
	WARRANT — 0.0%(b)(c)(e)
	HEALTH CARE — 0.0%
3	Nephron Pharmaceuticals LLC	N/A	$0.01		31,319
	TOTAL WARRANT (Cost $22,548)				31,319

	SHORT-TERM INVESTMENTS — 1.9%
	MONEY MARKET FUNDS - 1.9%
3,586,315	First American Government Obligations Fund, Class X, 4.05% (Cost $3,586,315)(d)				3,586,315

	TOTAL INVESTMENTS - 99.4% (Cost $186,200,801)				190,072,770
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%				1,116,906
	NET ASSETS - 100.0%				$191,189,676

See accompanying notes which are an integral part of these financial statements.

83 INVESTMENT GROUP INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

LLC	- Limited Liability Company

L.P.	- Limited Partnership

N/A	- Not applicable

(a)	The investments held by the Fund do not issue shares.

(b)	Restricted Security. Investments generally issued in private placement transactions and as such generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. Total fair value of restricted investments as of September 30, 2025 was $163,084,630 or 85.30% of net assets. As of September 30, 2025, the aggregate cost was $159,708,655. Additional details are as follows.

Investment	Date of first purchase	Cost
Box light Corporation (loan participation)	8/1/2024	$1,814,573
C3 Rentals, Inc. (loan participation)	8/1/2024	1,988,479
Callodine Perpetual ABL Fund, LP	10/16/2024	33,250,000
Clear Haven Ultra Short IG Bond Fund, LP.	7/2/2025	8,000,000
Equal Access Justice Fund LP.	5/1/2025	20,000,000
Evolution Credit Partners	9/2/2025	15,000,000
MEP Evergreen Fund, LP.	1/31/2025	5,752,961
Nephron Pharmaceuticals LLC (loan participation)	2/28/2025	1,960,500
Nephron Pharmaceuticals LLC (warrant)	2/28/2025	22,548
Proterra Credit Fund 2 (Feeder), LP.	4/1/2024	11,938,589
Rivonia Road Fund L.P	4/4/2025	6,000,000
Symbiotic Capital Life Science Credit Fund, LP.	8/9/2024	5,996,546
West Side Transport, Inc. (loan participation)	10/15/2024	1,984,460
WhiteHawk Evergreen Fund, LP.	5/1/2024	46,000,000

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2025.

(e)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

83 Investment Group Income Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025

ASSETS
Investments at fair value (cost $186,200,801)	$190,072,770
Receivable for securities sold	985,646
Interest and dividend receivable	221,915
Deferred offering costs	3,562
Prepaid expenses	17,489
Total Assets	191,301,382

LIABILITIES
Accrued expenses	111,706
Total Liabilities	111,706

NET ASSETS	$191,189,676

COMMITMENTS AND CONTINGENCIES (see Note 5)

COMPONENTS OF NET ASSETS
Paid-in capital	$183,130,223
Accumulated earnings	8,059,453
NET ASSETS	$191,189,676

NET ASSET VALUE PER SHARE:
Net assets	$191,189,676
Shares of beneficial interest outstanding ($0 par value)	18,904,708
Net asset value, offering, and redemption price per share	$10.11

The accompanying notes are an integral part of these financial statements.

83 Investment Group Income Fund
STATEMENT OF OPERATIONS
For the Period* Ended September 30, 2025

INVESTMENT INCOME
Dividend income	$6,526,256
Interest income	985,925
Total Investment Income	7,512,181

EXPENSES
Investment advisory fees	991,776
Administration fees	119,601
Legal fees	118,384
Audit and tax fees	61,090
Offering costs	48,656
Transfer agent fees	44,410
Fund accounting fees	39,358
Trustees fees	37,766
Professional fees	37,157
Printing fees	27,347
Custodian fees	19,349
Insurance fees	11,559
Registration fees	8,641
Organizational fees	2,604
Miscellaneous expenses	17,784
Total Expenses	1,585,482
Advisory fees voluntarily waived by Adviser	(991,776)
Net Expenses	593,706
Net Investment Income	6,918,475

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	3,996
Net change in unrealized appreciation on investments	2,307,523
Net Realized and Unrealized Gain on Investments	2,311,519
Net Increase in Net Assets Resulting from Operations	$9,229,994

*	For the period January 2, 2025 (commencement of operations) to September 30, 2025.

The accompanying notes are an integral part of these financial statements.

83 Investment Group Income Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period* Ended
September 30, 2025

INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$6,918,475
Net realized gain on investments	3,996
Net change in unrealized appreciation on investments	2,307,523
Net Increase in Net Assets Resulting from Operations	9,229,994

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(1,677,165)
From return of capital	(6,524,288)
Total Distributions to Shareholders	(8,201,453)

BENEFICIAL INTEREST TRANSACTIONS
Proceeds from shares issued	74,480,000
Proceeds from fund conversion (Note 1)	113,813,376
Distributions reinvested	2,568,006
Payments for shares redeemed	(700,247)
Total Beneficial Interest Transactions	190,161,135
Increase in Net Assets	191,189,676

NET ASSETS
Beginning of period	—
End of period	$191,189,676

SHARE ACTIVITY
Shares issued	7,338,168
Shares from fund conversion (Note 1)	11,381,376
Shares reinvested	254,358
Shares redeemed	(69,194)
Net increase in shares of beneficial interest outstanding	18,904,708

*	For the period January 2, 2025 (commencement of operations) to September 30, 2025. See Note 1.

The accompanying notes are an integral part of these financial statements.

83 Investment Group Income Fund
STATEMENT OF CASH FLOWS

For the Period*
Ended September
30, 2025

Cash Flows from Operating Activities
Net increase in net assets resulting from operations	$9,229,994
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investment securities	(122,978,962)
Proceeds from sales	14,273,821
Net sales of short term investments	34,768,540
Net realized gain on investments	(3,996)
Net change in unrealized appreciation on investments	(2,307,523)
Net Accretion of Discounts	(11,274)
(Increase)/Decrease in assets:
Receivable for securities sold	(985,646)
Deferred offering costs	(3,562)
Interest and dividend receivable	(221,915)
Prepaid expenses and other assets	(17,489)
Increase/(Decrease) in liabilities:
Accrued expenses and other liabilities	111,706
Net cash used in operating activities	(68,146,306)

Cash Flows from Financing Activities
Proceeds from shares issued	74,480,000
Payments for shares redeemed	(700,247)
Distributions paid (net of reinvestments)	(5,633,447)
Net cash provided by financing activities	68,146,306

Net decrease in cash	—
Cash at beginning of period	—
Cash at end of period	$—

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consists of Reinvestment of distributions	$2,568,006
Proceeds from fund conversion (Note 1)	$113,813,376

*	For the period January 2, 2025 (commencement of operations to September 30, 2025

The accompanying notes are an integral part of these financial statements.

83 Investment Group Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	For the
	Period* Ended
	September 30,
	2025

Net Asset Value, Beginning of Period	$10.00
From Operations:
Net investment income (a)	0.50
Net gain from investments (both realized and unrealized)	0.16
Total from operations	0.66
Less Distributions:
From net investment income	(0.08)
From return of capital	(0.47)
Total distributions	(0.55)
Net Asset Value, End of Period	$10.11

Total Return (b)	6.77	% (f)

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$191,190
Ratio of expenses to average net assets (c):
before advisory fee waiver	1.52	% (e)
after advisory fee waiver	0.57	% (e)
Ratio of net investment income to average net assets (c) (d)	6.63	% (e)
Portfolio turnover rate	11	% (f)

*	For the period January 2, 2025 (commencement of operations) to September 30, 2025. See Note 1.

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends, and capital gain distributions, if any. Had the advisor not absorbed a portion of its fees, total return would have been lower.

(c)	Does not include expenses of investment companies in which the Fund invests. The Fund’s Total Return is reported net of all fees and expenses.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2025

1.	ORGANIZATION

83 Investment Group Income Fund (the “Fund”) was organized on August 23, 2024 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company and currently offers Class I shares. The M83 Income Fund, LLC Fund (the “Predecessor Fund”) commenced operations on April 1, 2024. The Fund acquired all of the assets and liabilities of the Predecessor Fund, a private fund that was converted into the Fund, through a tax-free reorganization on December 31, 2024 (the “Reorganization”). In connection with the Reorganization, assets of the Predecessor Fund were exchanged for Class I shares of the Fund. The Fund issued 11,381,353.51 shares at $10.00 per share net asset value for total net assets of $113,813,376, which included $1,564,446 of unrealized gains.

The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and were managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Predecessor Fund was managed by the same investment adviser as the Fund, M83 Investment Group, LLC (the “Adviser”). The Fund is offered to accredited investors as defined in Rule 501(a) of Regulation D promulgated under the Securities Act of 1933. The Fund is a “fund of funds”, in that the Fund will generally invest in other investment companies.

The Fund’s investment objective is to generate current income that represents an attractive return relative to the risk being taken by gaining exposure to credit-related assets with low correlation to traditional fixed income markets. The Fund seeks to achieve its investment objectives by investing, directly or indirectly, in income-generating, credit-related investments. The Fund will invest primarily with private fund managers that pursue various credit-related strategies either directly into their funds or through co-investment opportunities offered by such managers.

2.	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation—Under Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies, the Fund follows accounting and reporting guidance for investment companies. The Fund’s financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires the Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Operating Segments - The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment Transactions and Related Investment Income and Expense — Investment transactions are accounted for on a trade-date basis. Interest is recognized on an accrual basis. Realized gains or losses from investment transactions are recorded on a specific identification basis. Distributions received or receivable from underlying investments are classified as a return of capital or realized gains as noted in the distribution notice from the underlying investment manager. Changes in the fair value of the investments are accounted for as a net change in unrealized appreciation or depreciation on the statement of operations.

Cash and cash equivalents — Cash represents cash deposits held at financial institutions. Cash equivalents include short-term highly liquid investments of sufficient credit quality that are readily convertible to known amounts of cash and have original maturities of three months or less. The fair value of cash and cash equivalents approximates the carrying value. Cash equivalents are held for meeting short-term liquidity requirements, rather than for investment purposes. Cash is held at major financial institutions and, at times, may be in excess of federally insured limits and expose the Fund to credit risk. There was no cash balance held by the Fund as of September 30, 2025.

Participations and Assignments - The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends and distributions to shareholders are recorded on the ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal Income Taxes — The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of September 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions for open tax year ended 2024 or expected to be taken in the Fund’s September 30, 2025 year-end tax return. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after filing.

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	FAIR VALUE MEASUREMENTS

Security Valuation - The Fund values its investments at fair value using Securities Valuation Procedures adopted by the Board of Trustees (the “Board”) governing the valuation of securities and other investment assets of the Fund (collectively, “Portfolio Instruments”). The Board may designate an investment adviser, as the valuation designee (the “Adviser” or “Valuation Designee”) pursuant to Rule 2a-5(b) under the Investment Company Act of 1940, as amended (the “1940 Act”) to perform the fair value determination relating to any and all Portfolio Instruments, subject to the conditions and oversight requirements described in these procedures. This designation will be subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability to effectively oversee the Fund’s fair value determinations.

Portfolio Instruments with respect to which market quotations are readily available shall be valued at current market value, and other securities and assets shall be valued at fair value as determined in good faith by the Board, pursuant to Section 2(a)(41) of the 1940 Act and Rules 2a-4 and 2a-5 under the 1940 Act. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. (The term “unadjusted” refers to adjustments in market prices made by the fund or valuation designee, not adjustments made by the exchange on which the security is listed.) The Portfolio Instruments for which market quotations are readily available are to be valued at current market value based on such market quotations as of the Determination Date.

As provided in the prospectus, the NAV of shares of the Fund is determined following the close of regular trading on the New York Stock Exchange (“NYSE” or “Exchange”), generally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. These procedures, including the designation of certain responsibilities by the Board of Trustees of the Trust and the requirements for determining fair value in good faith, are adopted to ensure that each Fund calculates its NAV in a timely and accurate manner.

Valuation of Portfolio Instruments – Readily marketable portfolio securities listed on a public exchange are valued at their current market values determined on the basis of market quotations obtained from independent pricing services approved by the Board. Such quotes typically utilize official closing prices, generally the last sale price, reported to the applicable securities exchange if readily available. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected by the exchange representing the principal market for such securities. Securities trading on NASDAQ are valued at NASDAQ official closing price. Debt securities, including loan participations (other than short-term obligations) are valued each day by an independent pricing service approved by the Board pursuant to Rule 2a-5 under the 1940 Act using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end (the “open-end funds”) or closed-end investment companies. Open-end funds, including money market funds, are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

3.	FAIR VALUE MEASUREMENTS (continued)

change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

If market or dealer quotations are not readily available or deemed unreliable, the Adviser will determine in good faith, the fair value of such securities. For securities that are fair valued in the ordinary course of Fund operations, the Board has designated the performance of fair value determinations to the Adviser as valuation designee, subject to the Board’s oversight. The Adviser has established a Valuation Committee to help oversee the implementation of procedures for fair value determinations. In determining the fair value of a security for which there are no readily available market or dealer quotations, the Adviser and the Valuation Committee, will take into account all reasonably available information that may be relevant to a particular security including, but not limited to: pricing history, current market level, supply and demand of the respective security; the enterprise value of the portfolio company; the portfolio company’s ability to make payments and its earnings and discounted cash flow, comparison to the values and current pricing of publicly traded securities that have comparable characteristics; comparison to publicly traded securities including factors such as yield, maturity, and credit quality; knowledge of historical market information with respect to the security; fundamental analytical data, such as periodic financial statements, and other factors or information relevant to the security, issuer, or market. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. Dollars using foreign exchange rates provided by a recognized pricing service.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurement. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

3.	FAIR VALUE MEASUREMENTS (continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Investments Valued at Net Asset Value (“NAV”) as a practical expedient – ASC 820 permits a reporting entity to measure the fair value of an investment fund that does not have a readily determinable fair value based on the NAV per share, or its equivalent, of the investment fund as a practical expedient, without further adjustment, unless it is probable that the investment would be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investment and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

Investments in Private Funds — The Fund’s investments measured at net asset value without adjustment, as a practical expedient, are not categorized in the fair value hierarchy. If the Fund does not use the net asset value without adjustment, in determining the level, the Fund considers the length of time until the investment is redeemable, including notice and lock-up years or any other restriction on the disposition of the investment. Investments which are not valued using the practical expedient are included in Level 3 in the fair value hierarchy.

The valuations of investments in private funds are supported by information received from the investee funds such as monthly and/or quarterly net asset values, investor reports, and audited financial statements, when available. If it is probable that the Fund will sell an investment at an amount different from the net asset valuation or in other situations where the practical expedient is not available, or when the Fund believes alternative valuation techniques are more appropriate, the valuation committee may consider other factors, including subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in its determination of fair value.

The following table presents information about the Fund’s assets measured at fair value as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets*
Closed End Funds	$12,582,788	$—	$—	$12,582,788
Open End Funds	10,819,037	—	—	10,819,037
Private Investment Funds**	—	—	—	—
Loan participations	—	—	7,872,554	7,872,554
Warrant	—	31,319	—	31,319
Short-Term Investments	3,586,315	—	—	3,586,315
Total investments	$26,988,140	$31,319	$7,872,554	$34,892,013

*	For detailed industry classifications, refer to the accompanying Schedule of Investments.

**	In determining fair values as of September 30, 2025, the Adviser has, as a practical expedient, estimated fair value of each Private Investment Funds using the proportionate NAV (or its equivalent) provided by the investment manager of each Private Investment Fund as of that date. Each investment for which fair value is measured using the Private Investment Funds’ NAV as a practical expedient is not required to be categorized within the fair value hierarchy. Accordingly, Private Investment Funds with a fair value of $155,180,757 for the Fund, have not been categorized.

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

3.	FAIR VALUE MEASUREMENTS (continued)

The following is a reconciliation of assets in which Level 3 inputs were used in determining fair value:

Level 3
Investments
Beginning balance	$—
Cost of purchases	3,026,449
Change in unrealized appreciation	102,460
Proceeds from sales	(1,005,646)
Realized gain (loss)	—
Net transfers into Level 3*	5,749,291
Ending balance	$7,872,554

*	From assets contributed to the Fund as described in Note 1.

The table below provides additional information about the Level 3 fair value measurements as of September 30, 2025:

	Fair Value	Valuation Technique	Unobservable Inputs (1)	Impact to Valuation from an Increase in Input
Loan Participations	$7,872,554	Income Approach	Discount Rate (8.2%-17.6% loan spread)	Decrease

		Market Approach	4.5x EBITDA Multiple	Increase

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

4.	INVESTMENT FUNDS’ OBJECTIVES AND TERMS

The investment objectives, management fee, incentive allocation and redemption terms for each Private Fund in which the Fund held an interest during the period ended September 30, 2025 were as follows:

					Funding
		Management	Incentive		Acquisition
Private Fund	Investment Objective	Fee*	Allocation	Redemption Terms	Date
Callodine Perpetual ABL Fund, LP	The investment objective of the Fund is to originate, structure, and invest in private market debt with a focus on fully secured, formula driven asset-based lending (a top of the capital structure focus).	1.50%	15%	Quarterly redemption requests with 90 days notice. Hard lock-up period expires on the 1st anniversary of subsciption. Soft Lock up period expires on 2nd anniversary of subscription. Investors requesting redemptions will be placed into a run-off account whereby they will receive a return of principal over time as underlying investments become liquid.	10/16/2024

Clear Haven Ultra Short IG Bond Fund, L.P.	The Fund’s investment objective is to invest in short duration asset backed securities (ABS) and residential mortgage backed securities (RMBS) with the goal of generating attractive gross cash flow and current yield.	0.50%	—	Monthly redemption requests with 15 days notice. The amount of aggregate withdrawals from the Fund during a calendar month will be limited on a pro rata basis based on the amounts requested to be withdrawn to an amount equal to 25% of the net asset value of	7/2/2025

Equal Access Justice Fund L.P.	The Fund’s primary investment strategy is to provide investors with an uncorrelated, low volatility, attractive risk-adjusted return by engaging in commercial loans primarily to sustainably operated law firms based in the United States. The underlying collateral for the commercial loans primarily are portfolios of contingency-fee legal matters arising in United States local, state, and federal court systems or attorney fees generated from hourly and fixed-fee legal matters.	1.25%	20%	Withdrawals are generally permitted at the end of each quarter with at least 60 calendar days’ prior written notice, subject to a “hard lock-up period” of 24 calendar months. Withdrawals are subject to certain other liquidity restrictions, reserves for contingencies, a partial hold-back pending completion of an annual audit and suspension restrictions.	5/1/2025

Evolution Credit Partners	The Fund seeks to generate attractive risk-adjusted returns and current income through a credit strategy focused on opportunistic short-duration strategies in the trade finance and working capital areas.	1.75%	18%	Redemption requests submitted 4X per year with 90 days notice. Subject to a 1-year lock-up period and the investor-level gate, which is 25% of the value of its capital account related to a capital contribution.	9/2/2025

MEP Evergreen Fund, L.P.	The Fund focuses on providing capital to the underserved middle market of the media industry, backed by reliable and uncorrelated cash flows. The strategy primarily focused on credit opportunities. The investment targets specific verticals within media including film, music, television, eBooks, video gaming, and online video.	1.50%	15%	Redemption requests submitted 2X per year with 45 days notice. Lock up period expires on 1st anniversary of subscription. Investors requesting redemptions will be placed into a run-off account whereby they will receive a return of principal over time as underlying investments become liquid.	1/31/2025

*	Per Annum

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

4.	INVESTMENT FUNDS’ OBJECTIVES AND TERMS (continued)

					Funding
		Management	Incentive		Acquisition
Private Fund	Investment Objective	Fee*	Allocation	Redemption Terms	Date
Proterra Credit Fund 2 (Feeder), LP.	The purpose of the Feeder is to hold a limited partnership interest in the Master Fund. The Feeder offers investors indirect access to the Master Fund. The Master Fund (or the affiliated entities in which it invests) seeks to make loans to privately-held middle-market borrowers in the agribusiness sector organized and located in North America.	2.00%	20%	No redemptions. Closed-end fund with a 7 year term, subject to extension by the General Partner for up to two (2) consecutive additional one-year periods.	4/1/2024

Rivonia Road Fund L.P.	The Fund’s investment objective is to generate current income by sourcing, underwriting, originating and financing credit opportunities in the specialty lending space.	1.50%	18%	Bi-annual redemptions after the intial 18-month lock up period. Investors requesting redemptions will be placed into a run-off account whereby they will receive a return of principal over time as underlying investments become liquid.	4/4/2025

Symbiotic Capital Life Science Credit Fund, L.P.	The Fund will seek to provide investors with current income and capital appreciation through investments in a diversified portfolio comprised primarily of debt securities and associated warrants of life science companies located primarily in North America or Europe.	1.75%	20%	No redemptions. Closed-end fund with a 6 year term, subject to extension by the General Partner for up to two (2) consecutive additional one-year periods.	8/9/2024

WhiteHawk Evergreen Fund, LP.	Opportunistic debt investments primarily in senior secured loans and second lien secured loans of middle-market public and private U.S. companies	1.50%	20%	Redemption requests submitted 2X per year with 90 days notice. Lock up period expires on 2nd anniversary of subscription. Investors requesting redemptions will be placed into a run-off account whereby they will receive a return of principal over time as underlying investments become liquid.	5/1/2024

*	Per Annum

5.	UNFUNDED INVESTMENT COMMITMENTS

As of September 30, 2025, the Fund had the following unfunded commitments:

	Total Commitment		Total Unfunded
Private Fund	Amount		Commitment
Callodine Perpetual ABL Fund, LP	$35,000,000		$1,750,000
Equal Access Justice Fund L.P	25,000,000	(a)	5,000,000
MEP Evergreen Fund, L.P.	10,000,000	(b)	4,247,039
Proterra Credit Fund 2 (Feeder), LP.	12,575,000		617,693
Symbiotic Capital Life Science Credit Fund, L.P.	10,000,000		3,571,041

(a)	funded on October 1, 2025.

(b)	commitment waived subject to fee payment

6.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended September 30, 2025 amounted to $122,978,962 and $14,273,821, respectively.

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

7.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees — Pursuant to an investment advisory agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for this service and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% of the average daily net assets. For the period ended September 30, 2025, the Adviser earned management fees of $991,776, which were voluntarily waived by the Adviser. Amounts waived voluntarily outside of the expense limitation agreement described below are not recoupable.

Expenses — The Fund bears its own ordinary operating expenses including administrative expenses, custodial costs, legal expenses, accounting expenses, auditing and tax preparation expenses, insurance premiums, and other expenses related to the Fund (collectively, the “Ordinary Operating Expenses”); and extraordinary expenses including, but not limited to, taxes, if any, imposed on the Fund, the costs of litigation brought by or against the Fund, any expenses associated with the Fund’s indemnification obligations, and any expenses relating to enforcing or protecting the Fund’s rights with respect to portfolio investments and investment expenses.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (including offering and organizational expenses, but excluding interest, brokerage commissions, Underlying Fund fees and expenses and extraordinary expenses), at least until December 31, 2026, so that the total annual operating expenses of the Fund do not exceed 2.95% of the average daily net assets of the Fund. Contractual waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the lesser of the expense limitation then in place or in place at time of waiver, within three years of when the amounts were waived.

Organizational and Offering Expenses — Organizational costs are expensed as incurred. Offering costs are accounted for as a deferred charge from the commencement of operations, and are thereafter amortized to expense over twelve months on a straight-line basis. Organizational costs consist of the costs of forming the Fund; drafting of bylaws, administration, custody and transfer agency agreements; and legal services in connection with the initial meeting of the Board and the Fund’s seed audit costs. Offering costs consist of the costs of preparing, reviewing and filing with the U.S. Securities and Exchange Commission (“SEC”) the Fund’s registration statement (“Registration Statement”); the costs of preparing, reviewing and filing of any associated marketing or similar materials; the costs associated with the printing, mailing or other distribution of the Fund’s Prospectus, Statement of Additional Information (“SAI”) and/or marketing materials; and the amounts of associated filing fees and legal fees associated with the offering. The aggregate amount of the organizational costs and offering costs as of September 30, 2025 are $2,604 and $48,656, respectively.

Ultimus Fund Distributors, LLC, (the “Distributor”), is the distributor for the shares of the Fund. The Distributor has entered into a Distribution Agreement with the Fund pursuant to which it distributes shares for the Fund. Distribution fees are paid by the Adviser. Class I Shares are not subject to any distribution fees.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting and transfer agency services to the Fund. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Fund are also officers of UFS, for which they received customary fees pursuant to the UFS servicing agreement.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

7.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES (continued)

and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

8.	RISK FACTORS

Credit Risk — In the normal course of business, the Fund maintains its cash balances in financial institutions, which at times may exceed federally insured limits. The Fund is subject to credit risk to the extent any financial institution with which it conducts business is unable to fulfill contracted obligations on its behalf. Management monitors the financial condition of such financial institutions and does not anticipate any losses from these counterparties.

Liquidity Risk — An investment in the Fund has limited liquidity as shareholders will generally have only limited rights to withdraw capital from the Fund or transfer their Interests, and the Fund has the right to suspend withdrawals, as described in the Fund documents. The Fund’s investments in the Private Funds may only be withdrawn in accordance with the respective Private Fund’s offering memorandum and articles of association. As a result, the Fund may not be able to liquidate some of its investments in a timely manner to meet financial liabilities.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Concentration Risk - If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected.

Valuation of Private Investments - The underlying investments of some of the Private Funds are not publicly traded, and the Private Funds may consider information provided by the institutional asset manager of each respective private investment to determine the estimated value of the Private Fund’s investment therein. The valuation provided by an institutional asset manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party. To determine the estimated value of the Private Fund’s investment in private investments, the Private Fund considers, among other things, information provided by the private investments, which if inaccurate could adversely affect the Private Fund’s ability to value accurately the Private Fund’s shares. Private investments that invest primarily in publicly traded securities are more easily valued.

Investments in Bank Loans and Participations - The special risks associated with investing in bank loans and participations include: (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws; (ii) environmental liabilities that may arise with respect to collateral securing the obligations; (iii) adverse consequences resulting from participating in such instruments with other institutions with lower credit quality; (iv) limitations on the ability of the Private Funds to directly enforce any of their respective rights with respect to participations; and (v) generation of income that is subject to U.S. federal income taxation as income effectively connected with a U.S. trade or business. The Private Funds will attempt to balance the magnitude of these risks against the potential investment gain prior to entering into each such investment.

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

8.	RISK FACTORS (continued)

Successful claims by third parties arising from these and other risks, absent bad faith, may be borne by the Private Funds.

Bank loans do not presently have the liquidity of conventional debt securities and are often subject to restrictions on resale. Due to the illiquidity of bank loans, the Private Funds may not be able to dispose of its investments in bank loans in a timely fashion and at a fair price, which could adversely affect the performance of the Private Funds. With respect to bank loans acquired as participations by the Private Funds, because the holder of a participation generally has no contractual relationship with a borrower, the Private Funds will have to rely upon a third party to pursue appropriate remedies against a borrower in the event of a default. As a result, the Private Funds may be subject to delays, expenses and risks that are greater than those that would be involved if the Private Fund could enforce its rights directly against a borrower or through the agent.

Furthermore, a borrower of a bank loan, in some cases, may prepay the bank loan. Prepayments could adversely affect the Private Fund’s interest income to the extent that the Private Fund is unable to reinvest promptly payments in bank loans or otherwise or if such prepayments were made during a period of declining interest rates.

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests greater than 25% of its net assets in the Whitehawk Evergreen Fund LP (“Whitehawk”). The Fund may redeem these investments at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the investments. The percentage of net assets held in Whitehawk at September 30, 2025 was 25.3%.

10.	REPURCHASE OFFERS

Shareholders do not have the right to require the Fund to redeem their shares. To provide a limited degree of liquidity to shareholders, the Fund may, from time to time, offer to repurchase shares pursuant to written tenders by shareholders. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase shares, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser expects, generally, to recommend to the Board that the Fund offer to repurchase shares on a semi-annual basis with such repurchases to occur as of the last day of June and December (or, if any such date is not a business day, on the immediately preceding business day).

Each such repurchase offer will generally be limited to an amount equal to or less than 15% of the outstanding shares of the Fund. If a repurchase offer is oversubscribed by shareholders who tender shares, the Fund may extend the repurchase offer, repurchase a pro rata portion of the Shares tendered or take any other action permitted by applicable law. The Fund may cause the repurchase of a shareholder’s shares if, among other reasons, the Fund determines that such repurchase would be in the interest of the Fund.

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

10.	REPURCHASE OFFERS (continued)

During the period ended September 30, 2025, the Fund had one repurchase offer as follows:

Commencement Date	3/14/2025
Repurchase Request Deadline	4/11/2025
Repurchase Pricing Date	6/30/2025
Net Asset Value as of Repurchase Offer Date	$10.12
Pricing Date	6/30/2025
Number of Shares Repurchased	69,194
Amount Repurchased	$700,247
Percentage of Outstanding Shares Repurchased	0.50%

11.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and (depreciation) at September 30, 2025, were as follows:

Tax	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	(Depreciation)	Appreciation
$181,893,998	$9,127,320	$(948,548)	$8,178,772

12.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the tax year ended September 30, 2025 was as follows:

Tax Year Ended
September 30, 2025
Ordinary Income	$1,677,165
Long-Term Capital Gain	—
Return of Capital	6,524,288
$8,201,453

As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$—	$—	$(119,337)	$8,178,772	$8,059,435

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the adjustments for partnerships and organizational costs.

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

12.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL (continued)

Permanent book and tax differences, primarily attributable to partnership adjustments, resulted in reclassifications for the Fund for the fiscal year ended September 30, 2025, as follows:

Paid
In	Accumulated
Capital	Earnings (Losses)
$1,057,840	$(1,057,840)

13.	NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

14.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
83 Investment Group Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of 83 Investment Group Income Fund (the “Fund”) as of September 30, 2025, the related statements of operations, cash flows, changes in net assets, and the financial highlights for the period from January 2, 2025 (commencement of operations) through September 30, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations, cash flows, changes in net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, agents and underlying fund administrators or managers; when replies were not received, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2024.

COHEN & COMPANY, LTD.

Greenwood Village, Colorado

November 28, 2025

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

83 Investment Group Income Fund

EXPENSE EXAMPLE (Unaudited)

September 30, 2025

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares, including brokerage commissions on purchases and sales of Fund shares (which are not reflected in the example below); and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2025 to September 30, 2025 (the ’‘period’’).

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 4/1/25	Ending Account Value 9/30/25	Expenses Paid During Period 4/1/25 – 9/30/25*	Expense Ratio During the Period 4/1/25 – 9/30/25
	$1,000.00	$1,044.00	$2.92	0.57%

Hypothetical (5% return before expenses)	Beginning Account Value 4/1/25	Ending Account Value 9/30/25	Expenses Paid During Period 4/1/25 – 9/30/25*	Expense Ratio During the Period 4/1/25 – 9/30/25
	$1,000.00	$1,022.21	$2.89	0.57%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number in the fiscal year (365).

83 Investment Group Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2025

Name and Year of Birth	Position held with Funds or Trust	Length of Time Served*	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Mary Moran Zeven 1961	Independent Trustee, Chairwoman	Since September 2024	Director, Graduate Program in Banking and Financial Law, Boston University School of Law (2019-2022); Senior Vice President and Senior Managing Counsel, State Street Bank and Trust Company (a custodial bank, fund administrator and accounting agent) (2000-2019)	1	Trustee, M Funds Inc. (2019-present); Trustee, Wisdom Tree Digital Trust (2022-present); Trustee, Beacon Pointe Multi-Alternative Fund (2024-present); Trustee, Booster Income Opportunities Fund (2024-present); Trustee, Private Debt & Income Fund (2025-present); Trustee, Sardis Credit Opportunities Fund (2025-present)

83 Investment Group Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2025

Name and Year of Birth	Position held with Funds or Trust	Length of Time Served*	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Carrie Schoffman 1973	Independent Trustee	Since September 2024	Founder, CPA Concierge Services (tax planning and accounting services) (2020 – present); Tax Accountant, Bree Beers & Associates, PC (2017-2021)	1	Trustee, Beacon Pointe Multi-Alternative Fund (2024-present); Trustee, Booster Income Opportunities Fund (2024-present); Trustee, 83 Investment Group Income Fund (2025-present); Trustee, Private Debt & Income Fund (2025-present); Trustee, Sardis Credit Opportunities Fund (2025-present); Trustee, Tortoise Capital Series Trust (2024-present); Trustee, Tortoise Sustainable & Social Impact Term Fund (2025–present); Trustee, Tortoise Energy Infrastructure Corporation (2025-present)
Clifford Schireson 1953	Independent Trustee	Since September 2024	Board of Governors, San Diego City Employees’ Retirement System (2019-present); Board of Governors, San Diego Foundation (2017-2025); Director of Institutional Services, Brandes Investment Partners, LP (an investment advisory firm) (2004-2017)	1	Trustee, Ultimus Managers Trust (2019-present); Trustee, Beacon Pointe Multi-Alternative Fund (2024-present); Trustee, Booster Income Opportunities Fund (2024-present); Trustee, 83 Investment Group Income Fund (2025-present); Trustee, Private Debt & Income Fund (2025-present); Trustee, Sardis Credit Opportunities Fund (2025-present)

83 Investment Group Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2025

Name and Year of Birth	Position held with Funds or Trust	Length of Time Served*	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Other Officers
Meghan Pinchuk 1984	President and Principal Executive Officer	Since September 2024	Chief Investment Officer, Adviser (2019-present); Co-Chief Investment Officer and Co-Chief Executive Officer, Adviser (2017 - 2019)	n/a	n/a
Jessica Chase 1970	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Since September 2024	SVP, Mutual Fund Business Development and Administration, Apex Group (formerly Atlantic Fund Services) (2008-2021); Interested Trustee Forum Funds (2018-2022); Interested Trustee Forum Funds II and U.S. Global Investors Funds (2019- 2022); Director, Mutual Fund Operations, Apex Group (2022-2023); SVP Relationship Management, Ultimus Fund Solutions (2023- present)	n/a	n/a
Chad Bitterman 1972	Chief Compliance Officer	Since September 2024	Compliance Officer, Northern Lights Compliance Services, LLC (2010-present)	n/a	n/a

83 Investment Group Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2025

Name and Year of Birth	Position held with Funds or Trust	Length of Time Served*	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Timothy Shaloo 1970	Anti-Money Laundering Compliance Officer	Since September 2024	AVP, Compliance Officer, Northern Lights Compliance Services, LLC (2015- present)	n/a	n/a
Kent Barnes 1968	Secretary	Since September 2024	Chief Compliance Officer, Rafferty Asset Management, LLC (2016 - 2018); Vice President, U.S. Bancorp Fund Services, LLC (2018 - 2023); Vice President and Senior Management Counsel, Ultimus Fund Solutions, LLC, (2023 - present)	n/a	n/a
Jack Pfirrman 1993	Assistant Secretary	Since September 2024	Associate Counsel, Orphanides and Toner, LLP (2021-2022); Associate Legal Counsel, Ultimus fund Solutions, LLC (2022- Present); Student, Villanova University Charles Widger School of Law (2017-2020)	n/a	n/a

83 Investment Group Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2025

Name and Year of Birth	Position held with Funds or Trust	Length of Time Served*	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
James Colantino 1969	Assistant Treasurer	Since September 2024	Senior Vice President Fund Administration, Ultimus Fund Solutions, LLC (since 2020); Senior Vice President Fund Administration, Gemini Fund Services, LLC (2012-2020); Assistant Treasurer of the Trust (2006-June 2017)	n/a	n/a
Brian Curley 1976	Assistant Treasurer	Since September 2024	Vice President, Ultimus Fund Solutions, LLC (2020-present); Vice President, Gemini Fund Services, LLC (2015- 2020), Assistant Vice President, Gemini Fund Services, LLC (2012- 2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008-2012); Senior Associate of Fund Administration, Morgan Stanley (1999-2008)	n/a	n/a

*	The term of office for each Trustee and officer listed above will continue indefinitely.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-833-701-4393.

Privacy Notice

83 Investment Group Income Fund

PRIVACY NOTICE

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number	■ Purchase History
	■ Assets	■ Account Balances
	■ Retirement Assets	■ Account Transactions
	■ Transaction History	■ Wire Transfer Instructions
■ Checking Account Information
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons chosen to share, and whether you can limit this sharing.

	Does the Fund	Can you limit
Reasons we can share your personal information	share?	this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1- 833-701-4393

Who we are
Who is providing this notice?	The Fund
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?	We collect your personal information, for example, when you
■ Open an account
■ Provide account information
■ Give us your contact information
■ Make deposits or withdrawals from your account
■ Make a wire transfer
■ Tell us where to send the money
■ Tells us who receives the money
■ Show your government-issued ID
■ Show your driver’s license
We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ Sharing for affiliates’ everyday business purposes – information about your creditworthiness
■ Affiliates from using your information to market to you
■ Sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ The Fund does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies
■ The Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
■ The Fund does not jointly market.

Investment Advisor
M83 Investment Group, LLC
27200 Agoura Road, Suite 200
Calabasas, CA 91301

Distributor
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Legal Counsel
DLA Piper LLP
1201 West Peachtree Street, Suite 2900
Atlanta, GA 30309

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
8101 E. Prentice Avenue, Suite 750
Greenwood Village, CO 80111

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling (833) 701-4393 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling (833) 701-4393.

83IG-AR25

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Carrie Schoffman is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Schoffman is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 - $43,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees - The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 - $16,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended September 30, 2025.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman (subject to ratification by the Audit Committee) approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant to render such audit or non-audit service.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal year ended September 30, 2025 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments.

(a)        The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 1 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund invests primarily in limited partnerships, funds, corporations, trusts or other investment vehicles (collectively, “Investment Funds”). To the extent that the Fund receives notices or proxies and the Fund has a voting interest in such Investment Funds, the responsibility for decisions regarding proxy voting for securities held by the Fund lies with M83 Investment Group, LLC(“Adviser”), as its Adviser. Adviser will vote such proxies in accordance with the proxy policies included herein as an exhibit to this filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

All information included in this Item is as of September 30, 2025, unless otherwise noted.

(a)(1) Portfolio Managers.

The personnel of the Adviser who currently have primary responsibility for management of the Fund (the “Portfolio Managers”) are:

Meghan Pinchuk: Meghan Pinchuk has been the Chief Investment Officer of the Adviser since 2019 and employed with the Adviser since 2006. Her primary role is to lead the investment team in its goal of building resilient portfolios for clients. This includes overseeing and executing asset class evaluation, portfolio management, diligence on new and existing investments and sourcing new potential opportunities. The team’s mission is to find investments that meet its three core investment tenets of risk management, true diversification and cash flow. Meghan is also part of Morton Wealth’s executive leadership team and the board of managers. Meghan earned her Bachelor of Arts degree in English from UCLA. She is a CFA® charterholder and a CERTIFIED FINANCIAL PLANNER™.

Jeffrey Sarti:  Jeffrey Sarti has been the Adviser’s Chief Executive Officer since 2019 and employed with the Adviser since 2011. Jeffrey’s role is to lead the company’s mission of empowering better investors. This mission focuses on helping clients achieve their financial goals and get the most life out of their wealth, but also on Morton’s employees to help them achieve their personal goals and get the most life out of their careers. Jeffrey earned his Bachelor of Science degree in biology from Stanford University and his MBA in finance from the Anderson School of Business at the University of California, Los Angeles. Jeffrey is a CFA® charterholder.

Sasan Faiz: Sasan Faiz has been the Adviser’s Managing Director of Investments since 2019 and employed with the Adviser since 2008. His primary role includes macroeconomic research as well as fund manager sourcing, diligence and monitoring. Sasan has over three decades of experience in portfolio management, asset allocation and investment analysis. Sasan received both his B.S. and M.S. degrees in Engineering from the University of Michigan.

(a)(2) Other Accounts Managed by Portfolio Managers and Potential Conflicts of Interest.

Other Accounts Managed by the Portfolio Manager

As of September 30, 2025, Meghan Pinchuk, Jeffrey Sarti and Sasan Faiz were responsible for the management of the following types of accounts in addition to the Fund:

Meghan Pinchuk
Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$6,996,556	0	$0
Other Accounts	1,238	$3,383,300,122	0	$0

Jeffrey Sarti
Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$6,996,556	0	$0
Other Accounts	1,238	$3,383,300,122	0	$0

Sasan Faiz
Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$6,996,556	0	$0
Other Accounts	1,238	$3,383,300,122	0	$0

Conflicts of Interest

The Adviser and the Portfolio Managers may provide investment advisory and other services, directly and through affiliates, to various entities and accounts other than the Fund (“Adviser Accounts”). The Fund has no interest in these activities. The Adviser, and the Portfolio Managers who provide investment advisory services to the Fund, are engaged in substantial activities other than on behalf of the Fund, may have differing economic interests in respect of such activities, and may have conflicts of interest in allocating their time and activity between the Fund and the Adviser Accounts. Such persons devote only so much time to the affairs of the Fund as in their judgment is necessary and appropriate. The Adviser has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(a)(3) Portfolio Manager Compensation.

Compensation to Meghan Pinchuk, Jeffrey Sarti, and Sasan Faiz includes a fixed salary, a discretionary cash bonus, variable profit distributions, and retirement plan benefits. Such amounts are payable by Morton Capital Management, LLC, the parent company and affiliate of the Adviser, and not by the Adviser or the Fund.

(a)(4) Portfolio Manager Ownership of Equity Securities.

Each Portfolio Manager’s ownership of the Fund was as follows:

Portfolio Manager	Dollar Range of Shares Owned
Meghan Pinchuk	None
Jeffrey Sarti	None
Sasan Faiz	None

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

83 Investment Group Income Fund

By	/s/ Meghan Pinchuk
Meghan Pinchuk
Principal Executive Officer/President
Date: 12/2/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Meghan Pinchuk
Meghan Pinchuk
Principal Executive Officer/President
Date: 12/2/2025

By	/s/ Jessica Chase
Jessica Chase
Principal Financial Officer/Treasurer
Date: 12/2/2025